Commitments and Contingencies (Details) - USD ($)							1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Apr. 14, 2022	Oct. 20, 2021	Oct. 14, 2021	Oct. 14, 2021	Feb. 23, 2021	Oct. 20, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary shares issued (in Shares)	39,000,000								39,000,000
CIK 0001853314 Gesher I Acquisition Corp
Commitments and Contingencies (Details) [Line Items]
Aggregate of membership interests (in Shares)								300,000	300,000
Aggregate fair value								$ 2,037,000	$ 2,037,000
Ordinary shares issued (in Shares)	39,000,000	1,000,000							39,000,000
Number of warrants (in Shares)		100,000
Ordinary share, par value (in Dollars per share)	$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001
Net tangible assets								$ 5,000,001	$ 5,000,001
Proceeds from subscriptions	$ 80,000,000							$ 80,000,000	$ 80,000,000
Purchase share (in Shares)			1,500,000
Restricted securities	0.25%							25.00%	0.25%
CIK 0001853314 Gesher I Acquisition Corp | Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds				$ 2,000,000	$ 2,000,000
Deferred underwriting commission								3.50%	0.035%
Option to purchase public unit (in Shares)			1,500,000				1,500,000
Purchase price per public unit			$ 10.00				$ 10.00
Generating gross proceed			15,000,000				15,000,000
Fixed underwriting discount			$ 300,000				$ 300,000
Total value	$ 390,000,000
CIK 0001853314 Gesher I Acquisition Corp | Representative Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Representative shares (in Shares)						200,000
CIK 0001853314 Gesher I Acquisition Corp | Composite [Member]
Commitments and Contingencies (Details) [Line Items]
Committed capital		$ 10,000,000
Ordinary shares issued (in Shares)		1,000,000
Purchase price per share (in Dollars per share)		$ 10.00
Number of warrants (in Shares)		100,000
CIK 0001853314 Gesher I Acquisition Corp | PIPE Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase price per public unit								$ 10,000,000	$ 10,000,000
Purchase share (in Shares)								1,000,000
Purchase per share (in Dollars per share)								$ 10.00	$ 10.00
CIK 0001853314 Gesher I Acquisition Corp | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional units purchased (in Shares)									1,500,000
CIK 0001853314 Gesher I Acquisition Corp | Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Additional units purchased (in Shares)								1,500,000
CIK 0001853314 Gesher I Acquisition Corp | IPO
Commitments and Contingencies (Details) [Line Items]
Underwriting commissions				2.00%	0.02%
Ordinary shares issued (in Shares)	11,500,000							11,500,000	11,500,000
Purchase price per share (in Dollars per share)				$ 10.10	$ 10.10
CIK 0001853314 Gesher I Acquisition Corp | IPO | Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds	$ 3,500,000							$ 3,500,000	$ 3,500,000
CIK 0001853314 Gesher I Acquisition Corp | Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Valued per share (in Dollars per share)	$ 10.00								$ 10.00
Total value									$ 390,000,000
CIK 0001853314 Gesher I Acquisition Corp | Business Combination [Member] | Gesher Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary share, par value (in Dollars per share)	0.0001							$ 0.0001	$ 0.0001
CIK 0001853314 Gesher I Acquisition Corp | Business Combination [Member] | Freightos Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.00001							$ 0.00001	$ 0.00001
CIK 0001853314 Gesher I Acquisition Corp | Forward Purchase Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate purchase unit (in Shares)								4,500,000	4,500,000
Total gross proceeds								$ 45,000,000	$ 45,000,000
Commitments and contingencies, description								On March 23, 2022, M&G (ACS) Japan Equity Fund, as managed by M&G Investment Management Limited, and the Company entered into an amended and restated FPA (the “M&G FPA”), pursuant to which the Company will issue and sell to M&G, and M&G committed to purchase, an aggregate of 4,000,000 units of the Company (or at the Company’s option, the ultimate parent company in a Business Combination), at a purchase price of $10.00 per forward purchase unit, or $40,000,000 in the aggregate. Additionally, pursuant to the M&G FPA, M&G agreed to provide up to $10,000,000 of committed capital to the Company in the event that, as of immediately prior to the Closing (as defined below), certain minimum cash conditions are not met after taking into account redemptions by the Company’s shareholders in connection with the Transaction (as defined below) and certain other investments. In exchange for providing the backstop commitment, M&G will receive from the Company (i) an additional amount of ordinary shares in the Company (or at the Company’s option, the ultimate parent company in a Business Combination) equal to the amount of the backstop commitment drawn, divided by $10.00 (rounded to the nearest whole number), and (ii) 500,000 warrants of the Company (or at the Company’s option, the ultimate parent company in a Business Combination). The closing of the M&G FPA will be on the same date and immediately prior to, or simultaneously with, the closing of a Business Combination. These units will be purchased, subject to certain conditions, in a private placement to close immediately prior to, or simultaneously with, the consummation of the Company’s Business Combination. The Company accounted for the FPAs in accordance with the guidance contained in ASC 815-40. Such guidance provides that the FPAs meet the criteria for equity treatment due to no circumstances under which the Company can be forced to net cash settle the FPAs.	On March 23, 2022, M&G (ACS) Japan Equity Fund, as managed by M&G Investment Management Limited, and the Company entered into an amended and restated FPA (the “M&G FPA”), pursuant to which the Company will issue and sell to M&G, and M&G committed to purchase, an aggregate of 4,000,000 units of the Company (or at the Company’s option, the ultimate parent company in a Business Combination), at a purchase price of $10.00 per forward purchase unit, or $40,000,000 in the aggregate. Additionally, pursuant to the M&G FPA, M&G agreed to provide up to $10,000,000 of committed capital to the Company in the event that, as of immediately prior to the Closing (as defined below), certain minimum cash conditions are not met after taking into account redemptions by the Company’s shareholders in connection with the Transaction (as defined below) and certain other investments. In exchange for providing the backstop commitment, M&G will receive from the Company (i) an additional amount of ordinary shares in the Company (or at the Company’s option, the ultimate parent company in a Business Combination) equal to the amount of the backstop commitment drawn, divided by $10.00 (rounded to the nearest whole number), and (ii) 500,000 warrants of the Company (or at the Company’s option, the ultimate parent company in a Business Combination). The closing of the M&G FPA will be on the same date and immediately prior to, or simultaneously with, the closing of a Business Combination. These units will be purchased, subject to certain conditions, in a private placement to close immediately prior to, or simultaneously with, the consummation of the Company’s Business Combination. The Company accounted for the FPAs in accordance with the guidance contained in ASC 815-40. Such guidance provides that the FPAs meet the criteria for equity treatment due to no circumstances under which the Company can be forced to net cash settle the FPAs.